Other commitments - Additional information (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of other commitments [Abstract]
Company sponsored grant program	€ 500,000
Payment commitment company sponsored grant program	150,000
Recognized payment commitment company sponsored grant program therapy and development	€ 250,000